Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total inventories	$ 7,973,244	$ 1,499,270	$ 2,205,726
Photomedex, Inc. [Member]
Raw materials and work-in-process		1,968,000	4,236,000
Finished goods		5,368,000	7,499,000
Total inventories		7,336,000	11,735,000
Less Assets held for sale		(7,336,000)
Total inventories			$ 11,735,000